TAX-FREE FUND OF COLORADO
                                Supplement to the
                       Statement of Additional Information
                              Dated April 24, 2009
                   as Previously Supplemented August 11, 2009


         The material under the caption "Management of the Fund" is replaced by the following:


                             Management of the Fund

The Board of Trustees

         The business and affairs of the Fund are managed under the direction and control of its Board of Trustees. The Board of Trustees has authority over every aspect of the Fund's operations, including approval of the advisory and any sub-advisory agreements and their annual renewal, contracts with all other service providers and payments under the Fund's Distribution Plan and Shareholder Services Plan.

         The Fund has an Audit Committee, consisting of all of the Trustees who are "independent" and are not "interested persons" of the Fund. The Committee determines what independent registered public accounting firm will be selected by the Board of Trustees, reviews the methods, scope and result of audits and the fees charged, and reviews the adequacy of the Fund's internal accounting procedures and controls. The Audit Committee had three meetings during the last fiscal year.

         The Fund has a Nominating Committee, consisting of all of the non-interested Trustees. The Nominating Committee held one meeting during the last fiscal year. The committee will consider nominees recommended by the shareholders who may send recommendations to the committee in care of the Manager at 380 Madison Avenue, New York, NY 10017.

         On June 24, 2009, Mr. Ernest Calderon and Mr. Grady Gammage, Jr. were elected Trustees by the shareholders of the Fund.

  Trustees and Officers

         The following material includes information about each Trustee, officer and Trustee Emeritus of the Fund. All shares of the Fund listed as owned by the Trustees are Class A Shares unless indicated otherwise.


                                                                           Number of
                        Positions                                          Portfolios    Other Directorships
                        Held with                                          in Fund       Held by Trustee
                        Fund and                                           Complex(4)    (The position held is a
 Name, Address(1)(2)    Length of      Principal Occupation(s)             Overseen by   directorship unless indicated
 and Date of Birth      Service(3)     During Past 5 Years                 Trustee       otherwise.)
 -----------------      ---------      -------------------                 -------       -----------

Diana P. Herrmann       Trustee        Vice Chair and Chief Executive      12             ICI Mutual Insurance Company
New York, NY            since 2000     Officer of Aquila Management
(02/25/58)              and            Corporation, Founder of the
                        President      Aquila Group of Funds(4) and
                        since 1999     parent of Aquila Investment
                                       Management LLC, Manager since
                                       2004, President since 1997, Chief
                                       Operating Officer, 1997-2008, a
                                       Director since 1984, Secretary
                                       since 1986 and previously its
                                       Executive Vice President, Senior
                                       Vice President or Vice President,
                                       1986-1997; Chief Executive
                                       Officer and Vice Chair since
                                       2004, President and Manager of
                                       the Manager since 2003, and Chief
                                       Operating Officer of the Manager,
                                       2003-2008; Chair, Vice Chair,
                                       President, Executive Vice
                                       President or Senior Vice
                                       President of funds in the Aquila
                                       Group of Funds since 1986;
                                       Director of the Distributor since
                                       1997; Governor, Investment
                                       Company Institute (a trade
                                       organization for the U.S. mutual
                                       fund industry dedicated to
                                       protecting shareholder interests
                                       and educating the public about
                                       investing) and head of its Small
                                       Funds Committee, 2004-2009;
                                       active in charitable and
                                       volunteer organizations.

Non-interested
Trustees

Anne J. Mills           Chair of the   President, Loring Consulting        5             None
Castle Rock, CO         Board of       Company since 2001; Vice
(12/23/38)              Trustees       President for Business Management
                        since 2005     and CFO, Ottawa University,
                        and Trustee    1992-2001, 2006-2008; IBM
                        since 1987     Corporation, 1965-1991; currently
                                       active with various charitable,
                                       educational and religious
                                       organizations.

Tucker Hart Adams       Trustee        President, The Adams Group, Inc.,   3             Griffis/Blessings, Inc.
Colorado Springs,       since 1989     an economic consulting firm,                      (commercial property
CO                                     since 1989; formerly Chief                        development and management);
(01/11/38)                             Economist, United Banks of                        Kachi Partners (middle market
                                       Colorado; currently or formerly                   buyouts);  Colorado Health
                                       active with numerous professional                 Facilities Authority
                                       and community organizations.

Ernest Calderon         Trustee        Founder, Calderon Law Offices,      2             None
Phoenix, AZ (10/24/57)  since 2009     since 2004; Equity Partner,
                                       Jennings, Strouss & Salmon, PLC,
                                       1993-2004; member, Arizona Board
                                       of Regents since 2003 and member
                                       of Governor Janice Brewer's
                                       Transition Team since 2009; Past
                                       President, Grand Canyon Council
                                       of Boy Scouts of America; Past
                                       President, State Bar of Arizona,
                                       2003-2004; member, American Law
                                       Institute.

Thomas A.               Trustee        Vice President of Robinson,         4             None
Christopher             since 2004     Hughes & Christopher, C.P.A.s,
Danville, KY                           P.S.C., since 1977; President, A
(12/19/47)                             Good Place for Fun, Inc., a
                                       sports facility, since 1987;
                                       currently or formerly active with
                                       various professional and
                                       community organizations.

Gary C. Cornia          Trustee        Dean, Marriott School of            4             Lincoln Institute of Land
Orem, UT                since 2000     Management, Brigham Young                         Policy, Cambridge, MA
(06/24/48)                             University, since 2008; Director,
                                       Romney Institute of Public
                                       Management, Marriott School of
                                       Management, 2004-2008; Professor,
                                       Marriott School of Management,
                                       1980-present; Past President, the
                                       National Tax Association; Fellow,
                                       Lincoln Institute of Land Policy,
                                       2002-present; Associate Dean,
                                       Marriott School of Management,
                                       Brigham Young University,
                                       1991-2000; member, Utah
                                       Governor's Tax Review Committee
                                       since 1993.

Grady Gammage, Jr.      Trustee        Founding partner, Gammage &         3             None
Phoenix, AZ (10/01/51)  since 2009     Burnham, PLC, a law firm,
                                       Phoenix, Arizona, since 1983;
                                       director, Central Arizona Water
                                       Conservation District, 1992-2004;
                                       director, Arizona State
                                       University Foundation since 1998;
                                       Maricopa Partnership for Arts &
                                       Culture; Public Architecture;
                                       Arizona Historical Foundation.

Lyle W. Hillyard        Trustee        President of the law firm of        2             None
Logan, UT               since 2006     Hillyard, Anderson & Olsen,
(09/25/40)                             Logan, Utah, since 1967; member
                                       of Utah Senate, 1985 to present,
                                       in the following positions:
                                       President, 2000, Senate Majority
                                       Leader, 1999-2000, Assistant
                                       Majority Whip, 1995-1998; served
                                       as Chairman of the following Utah
                                       Senate Committees: Tax and
                                       Revenue, Senate Judiciary
                                       Standing, Joint Executive
                                       Appropriations, and Senate Rules;
                                       currently serves as Co-Chair,
                                       Joint Executive Appropriations.

John C. Lucking         Trustee        President, Econ-Linc, an economic   3             None
Phoenix, AZ             since 2000     consulting firm, since 1995;
(05/20/43)                             formerly Consulting Economist,
                                       Bank One Arizona and Chief
                                       Economist, Valley National Bank;
                                       member, Arizona's Joint
                                       Legislative Budget Committee
                                       Economic Advisory Panel and the
                                       Western Blue Chip Economic
                                       Forecast Panel; Board member,
                                       Northern Arizona University
                                       Foundation since 1997; member,
                                       various historical, civic and
                                       economic associations.

Other Individuals

Trustees
Emeritus(5)

Lacy B. Herrmann        Founder and    Founder and Chairman of the         N/A           N/A
New York, NY            Chairman       Board, Aquila Management
(05/12/29)              Emeritus       Corporation, the sponsoring
                        since 2005;    organization and parent of the
                        Chairman of    Manager or Administrator and/or
                        the Board of   Adviser or Sub-Adviser to each
                        Trustees,      fund of the Aquila Group of
                        1987-2004      Funds; Chairman of the Manager or
                                       Administrator and/or Adviser or
                                       Sub-Adviser to each since 2004;
                                       Founder and Chairman Emeritus of
                                       each fund in the Aquila Group of
                                       Funds; previously Chairman and a
                                       Trustee of each fund in the
                                       Aquila Group of Funds since its
                                       establishment until 2004 or 2005;
                                       Director of the Distributor since
                                       1981 and formerly Vice President
                                       or Secretary, 1981-1998; Director
                                       or  trustee, Premier VIT,
                                       1994-2009; Director or trustee of
                                       Oppenheimer Quest Value Funds
                                       Group, Oppenheimer Small Cap
                                       Value Fund, Oppenheimer Midcap
                                       Fund, 1987-2009, and Oppenheimer
                                       Rochester Group of Funds,
                                       1995-2009; Trustee Emeritus,
                                       Brown University and the Hopkins
                                       School; active in university,
                                       school and charitable
                                       organizations.


Officers

Charles E.              Executive      Executive Vice President of all     N/A           N/A
Childs, III             Vice           funds in the Aquila Group of
New York, NY            President      Funds and the Manager and the
(04/01/57)              since 2003     Manager's parent since 2003;
                                       Executive Vice President and
                                       Chief Operating Officer of the
                                       Manager and the Manager's parent
                                       since 2008; formerly Senior Vice
                                       President, corporate development,
                                       Vice President, Assistant Vice
                                       President and Associate of the
                                       Manager's parent since 1987;
                                       Senior Vice President, Vice
                                       President or Assistant Vice
                                       President of the Aquila
                                       Money-Market Funds, 1988-2003.


Maryann Bruce           Senior Vice    President, Aquila Distributors,     N/A           N/A
Cornelius, NC           President      Inc., since 2008; Senior Vice
(04/01/60)              since 2009     President of each of the equity
                                       and bond funds in the Aquila
                                       Group of Funds since 2009;
                                       Executive Managing Director,
                                       Evergreen Investments, 2004-2007,
                                       President, Evergreen Investment
                                       Services, Inc., 1999-2007;
                                       President and CEO, Allstate
                                       Financial Distributors, Inc.,
                                       1998-1999; Senior Vice President
                                       and Director Financial
                                       Institution Division,
                                       OppenheimerFunds, Inc.,
                                       1990-1998, Regional Vice
                                       President, 1987-1990; Vice
                                       President and Mutual Fund
                                       Marketing Manager, J.C. Bradford
                                       & Company, 1982-1987.

Alan R. Stockman        Senior Vice    Senior Vice President, Tax-Free     N/A           N/A
Glendale, AZ            President      Fund of Colorado, since 2009;
(07/31/54)              since 2009     Senior Vice President, Tax-Free
                                       Trust of Arizona since 2001, Vice
                                       President, 1999-2001; Vice
                                       President, Aquila Rocky Mountain
                                       Equity Fund since 1999; Bank One,
                                       Commercial Client Services
                                       representative, 1997-1999; Trader
                                       and Financial Consultant,
                                       National Bank of Arizona (Zions
                                       Investment Securities Inc.),
                                       Phoenix, Arizona 1996-1997.

Robert W. Anderson      Chief          Chief Compliance Officer of the     N/A           N/A
New York, NY            Compliance     Fund and each of the other funds
(08/23/40)              Officer        in the Aquila Group of Funds, the
                        since 2004     Manager and the Distributor since
                        and            2004, Compliance Officer of the
                        Assistant      Manager or its predecessor and
                        Secretary      current parent 1998-2004;
                        since 2000     Assistant Secretary of the Aquila
                                       Group of Funds since 2000.

Joseph P. DiMaggio      Chief          Chief Financial Officer of each     N/A           N/A
New York, NY            Financial      fund in the Aquila Group of Funds
(11/06/56)              Officer        since 2003 and Treasurer since
                        since 2003     2000.
                        and
                        Treasurer
                        since 2000

Edward M. W. Hines      Secretary      Shareholder of Butzel Long, a       N/A           N/A
New York, NY            since 1987     professional corporation, counsel
(12/16/39)                             to the Fund, since 2007; Partner
                                       of Hollyer Brady Barrett & Hines
                                       LLP, its predecessor as counsel,
                                       1989-2007; Secretary of each fund
                                       in the Aquila Group of Funds.

John M. Herndon         Assistant      Assistant Secretary of each fund    N/A           N/A
New York, NY            Secretary      in the Aquila Group of Funds
(12/17/39)              since 1995     since 1995 and Vice President of
                                       the three Aquila Money-Market
                                       Funds since 1990; Vice President
                                       of the Manager or its predecessor
                                       and current parent since 1990.

Lori A. Vindigni        Assistant      Assistant Treasurer of each fund    N/A           N/A
New York, NY            Treasurer      in the Aquila Group of Funds
(11/02/66)              since 2000     since 2000; Assistant Vice
                                       President of the Manager or its
                                       predecessor and current parent
                                       since 1998; Fund Accountant for
                                       the Aquila Group of Funds,
                                       1995-1998.
                                       Group of Funds, 1995-1998.


 (1) The mailing address of each Trustee and officer is c/o Tax-Free Fund of Colorado, 380 Madison Avenue, Suite 2300, New York, NY 10017.

(2) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(3) Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Fund.

(4) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; and Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds are called the "Aquila Group of Funds."

(5) A Trustee Emeritus may attend Board meetings but has no voting power.


                       Securities Holdings of the Trustees
                                (as of 12/31/08)

                                                        Dollar Range of          Aggregate Dollar Range of
Name of                                           Ownership in Tax-Free Fund     Ownership in funds in the
Trustee                                                 of Colorado (1)          Aquila Group of Funds (1)


Interested Trustees

Diana P. Herrmann                                          C                                    E

Non-interested Trustees

Tucker H. Adams                                            B                                    C

Ernest Calderon                                            C(2)                                 C

Thomas A. Christopher                                      C                                    E

Gary C. Cornia                                             D                                    E

Grady Gammage, Jr.                                        B(3)                                  E

Lyle W. Hillyard                                           B                                    D

John C. Lucking                                            C                                    C

Anne J. Mills                                              D                                    D

(1)     A. None
       B. $1-$10,000
       C. $10,001-$50,000
       D. $50,001-$100,000
       E. over $100,000

(2)     As of February 2009.
(3)     As of May 2009.

         None of the non-interested Trustees or their immediate family members holds of record or beneficially any securities of the Manager, the Sub-Adviser or the Distributor.

Trustee Compensation

         The Fund does not currently pay fees to any of the Fund's officers or to Trustees affiliated with the Manager or the Sub-Adviser. For its fiscal year ended December 31, 2008, the Fund paid a total of $106,441 in compensation and reimbursement of expenses to the Trustees. No other compensation or remuneration of any type, direct or contingent, was paid by the Fund to its Trustees.

         The Fund is one of the twelve funds in the Aquila Group of Funds, which consist of three money-market funds, seven tax-free municipal bond funds, a high income corporate bond fund and an equity fund. The following table lists the compensation of all nominees for Trustee who received compensation from the Fund or from other funds in the Aquila Group of Funds during the Fund's fiscal year. None of such nominees has any pension or retirement benefits from the Fund or any of the other funds in the Aquila Group of Funds.


                                          Compensation               Number of
                                          from all                   boards on
                    Compensation          funds in the               which the
                    from the              Aquila Group               Trustee
Name                Fund                  of Funds                   serves*

Tucker H.
Adams               $10,917                $47,500                   3

Ernest
Calderon            $     0                $18,500                   2

Thomas A.
Christopher         $15,107                $73,500                   4

Gary C.
Cornia              $10,750                $65,000                   4

Grady
Gammage, Jr         $     0                $32,500                   3

Lyle W.
Hillyard            $10,750               $21,500                    2

John C.
Lucking             $10,750               $40,000                    3

Anne J.
Mills               $17,750               $77,000                    5


                         The date of this Supplement is
                                November 10, 2009

                             TAX-FREE FUND OF COLORADO
                         Supplement to the Prospectuses
                               Dated April 24, 2009


         The material under the heading "Board of Trustees" on the inside back cover is replaced by the following:

Anne J. Mills, Chair
Tucker Hart Adams
Ernest Calderon
Thomas A. Christopher
Gary C. Cornia
Grady Gammage, Jr.
Diana P. Herrmann
Lyle W. Hillyard
John C. Lucking



                         The date of this Supplement is
                                November 10, 2009